SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
SCHEDULE OF BASIC AND DILUTED NET LOSS PER SHARE

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
Net income (loss)	$372,357	$(22,703)	$319,070	$(22,703)
Allocation of net loss – redeemable	$265,101	$-	$227,164	$-
Allocation of net loss – non-redeemable	$107,256	$(22,703)	$91,906	$(22,703)
Weighted-average shares outstanding – redeemable	6,000,000	-	6,000,000	-
Basic and diluted net income per share – redeemable	$0.04	$-	$0.04	$-
Weighted-average shares outstanding – non-redeemable	2,427,500	2,136,082	2,427,500	2,134,715
Basic and diluted net income (loss) per share – non-redeemable	$0.04	$(0.01)	$0.04	$(0.01)

	For the Year Ended December 31, 2025	For the period from March 11, 2024 (inception) to December 31, 2024
Net income (loss)	$245,454	$(79,422)

	For the Year Ended December 31, 2025		For the period from March 11, 2024 (inception) to December 31, 2024
	Redeemable	Non-Redeemable	Redeemable	Non-Redeemable
Weighted-average shares outstanding	1,150,685	2,203,219	—	2,049,099
Ownership percentage	34%	66%	—	100%
Numerators:
Allocation of net income (loss)	84,212	161,242	—	(79,422)
Denominators:
Weighted-average shares outstanding	1,150,685	2,203,219	—	2,049,099
Basic and diluted net income (loss) per share	$0.07	$0.07	—	$(0.04)

SCHEDULE OF FAIR VALUE MEASUREMENTS

		Quoted	Significant	Significant
		Prices in	Other	Other
	As of	Active	Observable	Unobservable
	June 30,	Markets	Inputs	Inputs
	2026	(Level 1)	(Level 2)	(Level 3)
Assets:
Cash and investments held in Trust Account	$61,500,162	$61,500,162	$-	$-
Cash and cash equivalent	232,017	232,017	-	-

		Quoted	Significant	Significant
		Prices in	Other	Other
	As of	Active	Observable	Unobservable
	December 31,	Markets	Inputs	Inputs
	2025	(Level 1)	(Level 2)	(Level 3)
Assets:
Cash and investments held in Trust Account	$60,429,224	$60,429,224	$-	$-
Cash and cash equivalent	459,048	459,048	-	-

		Quoted	Significant	Significant
		Prices in	Other	Other
	As of	Active	Observable	Unobservable
	December 31,	Markets	Inputs	Inputs
	2025	(Level 1)	(Level 2)	(Level 3)
Assets:
Cash and investments held in Trust Account	$60,429,224	$60,429,224	$—	$—
Cash and cash equivalent	459,048	459,048	-	-

SCHEDULE OF ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION

As of June 30, 2026 and December 31, 2025, ordinary shares subject to possible redemption are reconciled as follows:

Gross Proceeds	$60,000,000
Less:
Gross proceeds allocated to Public Rights	(874,000)
Offering costs allocated to Public Shares	(1,930,704)
Add:
Remeasurement of carrying value to redemption value	3,233,928
Ordinary shares subject to possible redemption, as of December 31, 2025	$60,429,224

Plus:
Subsequent measurement of ordinary shares subject to possible redemption	1,070,938
Ordinary shares subject to possible redemption, as of June 30, 2026	$61,500,162